Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Deductible input value-added tax	¥ 3,316,438		¥ 2,983,607
Receivables of over-paid income tax	892,119		889,303
Prepayments of services	1,042,259		1,958,238
Rent receivable	333,333
Others	262,581		362,396
Total	¥ 5,846,730	$ 800,999	¥ 6,193,544